Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account		$ 117,285,210	$ 128,396,771